Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2025
Disclosure of associates [abstract]
Investments in Associates and Joint Ventures	Investments in Associates and Joint Ventures
(1) Details of associates as of December 31, 2024 and 2025, are as follows:

	Percentage of ownership (%)		Location	Closing month
	December 31, 2024	December 31, 2025
KIF Investment Fund	33.3%	33.3%	Korea	December
K Bank Inc.	33.7%	33.7%	Korea	December
HD Hyundai Robotics Co., Ltd. [1]	10.0%	10.0%	Korea	December
Megazone Cloud Corporation [1]	6.8%	6.8%	Korea	December
IGIS No. 468-1 General Private Real Estate Investment Company	44.6%	44.6%	Korea	December
KT-DSC Creative Economy Youth Start-up Investment Fund	28.6%	28.6%	Korea	December
IGIS No. 395 Professional Investors Private Investment Real Estate Investment LLC	35.3%	35.3%	Korea	December
1As of December 31, 2025, although the Group has less than 20% ownership in ordinary share, this entity is included in investments in associates as the Group has significant influence in determining the operational and financial policies.
(2) Changes in investments in associates and joint ventures for the years ended December 31, 2024 and 2025, are as follows:

	2024
(In millions of Korean won)	Beginning	Acquisition (Disposal)	Share of net profit (loss) from associates and joint ventures [1]	Others	Ending
KIF Investment Fund	₩ 177,054	—	12,396	1,675	191,125
K Bank Inc.	872,881	—	43,614	1,146	917,641
HD Hyundai Robotics Co., Ltd.	47,734	—	(1,138)	(766)	45,830
Megazone Cloud Corporation	131,694	—	(3,047)	2,126	130,773
IGIS No. 468-1 General Private Real Estate Investment Company	23,484	—	(110)	—	23,374
KT-DSC Creative Economy Youth Start-up Investment Fund	25,117	(275)	(8,046)	(845)	15,951
IGIS Professional Investors Private Investment Real Estate Investment LLC No 395	11,942	—	(2,215)	—	9,727
LS Marine Solution Co., Ltd.	23,492	(19,656)	237	(4,073)	—
Others	243,491	41,542	(35,662)	(21,560)	227,811
Total	₩ 1,556,889	21,611	6,029	(22,297)	1,562,232

	2025
(In millions of Korean won)	Beginning	Acquisition (Disposal)	Share of net profit (loss) from associates and joint ventures [1]	Others	Ending
KIF Investment Fund	₩ 191,125	—	7,114	(3,248)	194,991
K Bank Inc.	917,641	—	32,408	(11,832)	938,217
HD Hyundai Robotics Co., Ltd.	45,830	—	(2,032)	1,153	44,951
Megazone Cloud Corporation	130,773	—	(2,598)	460	128,635
IGIS No. 468-1 General Private Real Estate Investment Company	23,374	—	(214)	—	23,160
KT-DSC Creative Economy Youth Start-up Investment Fund	15,951	(650)	976	(697)	15,580
IGIS No. 395 Professional Investors Private Investment Real Estate Investment LLC	9,727	—	(2,466)	—	7,261
Others	227,811	15,269	(22,779)	(9,150)	211,151
Total	₩ 1,562,232	14,619	10,409	(23,314)	1,563,946
1KT Investment Co., Ltd., a subsidiary of the Group, recognized its share in net profit from associates and joint ventures as operating revenue or operating expense depending on whether it is net gain or net loss. Net loss recognized as operating income for the year ended December 31, 2025 amount to ₩1,087 million (2023: net loss ₩899 million, 2024: net loss ₩293 million)
(3) Summarized financial information of associates and joint ventures as at and for the years ended December 31, 2024 and 2025, is as follows:

(in millions of Korean won)	December 31, 2024
	Current assets	Non-current assets	Current liabilities	Non-current liabilities

KIF Investment Fund	₩ 164,128	409,248	—	—
K Bank Inc.	31,085,824	105,858	29,176,699	10,453
HD Hyundai Robotics Co., Ltd.	235,763	120,778	101,300	4,422
Megazone Cloud Corporation	985,584	470,477	606,267	254,221
IGIS No. 468-1 General Private Real Estate Investment Company	161	52,209	11	—
KT-DSC Creative Economy Youth Start-up Investment Fund	435	55,796	404	—
IGIS No. 395 Professional Investors Private Investment Real Estate Investment LLC	4,558	170,770	133,665	—

(in millions of Korean won)	December 31, 2025
	Current assets	Non-current assets	Current liabilities	Non-current liabilities

KIF Investment Fund	₩ 183,750	401,222	—	—
K Bank Inc.	31,757,247	105,297	29,689,404	2,979
HD Hyundai Robotics Co., Ltd.	357,803	142,500	69,244	147,560
Megazone Cloud Corporation	990,719	418,653	601,161	189,560
IGIS No. 468-1 General Private Real Estate Investment Company	136	51,754	11	—
KT-DSC Creative Economy Youth Start-up Investment Fund	1,673	53,260	414	—
IGIS No. 395 Professional Investors Private Investment Real Estate Investment LLC	5,475	205,507	157,511	45,000

(In millions of Korean won)	2024
	Operating revenue	Profit (loss) for the year	Other comprehensive income (loss)	Total comprehensive income (loss)	Dividends received from associates

KIF Investment Fund	₩ 57,113	37,187	—	37,187	2,660
K Bank Inc.	1,226,412	136,113	806	136,919	—
Hyundai Robotics Co., Ltd.	226,288	(13,269)	1,311	(11,958)	—
Megazone Cloud Corporation	1,733,976	(18,575)	25,775	7,200	—
IGIS No. 468-1 General Private Real Estate Investment Company	5	(246)	—	(246)	—
KT-DSC Creative Economy Youth Start-up Investment Fund	23,674	(25,851)	—	(25,851)	1,505
IGIS No. 395 Professional Investors Private Investment Real Estate Investment LLC No. 395	—	(442)	—	(442)	—

(In millions of Korean won)	2025
	Operating revenue	Profit (loss) for the year	Other comprehensive income (loss)	Total comprehensive income (loss)	Dividends received from associates

KIF Investment Fund	₩ 40,134	21,343	—	21,343	4,659
K Bank Inc.	1,334,425	111,173	(34,956)	76,217	2,300
Hyundai Robotics Co., Ltd.	265,095	(20,398)	10,097	(10,301)	—
Megazone Cloud Corporation	1,752,555	(7,460)	33,029	25,569	—
IGIS No. 468-1 General Private Real Estate Investment Company	3	(481)	—	(481)	—
KT-DSC Creative Economy Youth Start-up Investment Fund	7,021	1,751	—	1,751	700
IGIS No. 395 Professional Investors Private Investment Real Estate Investment LLC	4	(2,878)	—	(2,878)	—
(4) Details of a reconciliation of the summarized financial information to the carrying amount of interests in the associates and joint ventures as at and for the years ended December 31, 2024 and 2025, are as follows:

(in millions of Korean won)	2024
	Net assets (a)	Percentage of ownership (b)	Share in net assets (c)=(a)x(b)	Intercompany transaction and others (d)	Book amount (c)+(d)

KIF Investment Fund	₩ 573,376	33.33%	191,125	—	191,125
K Bank Inc.	2,004,530	33.72%	675,958	241,683	917,641
Hyundai Robotics Co., Ltd.	250,819	10.00%	25,082	20,748	45,830
Megazone Cloud Corporation	548,558	6.83%	37,457	93,316	130,773
IGIS No. 468-1 General Private Real Estate Investment Company	52,359	44.64%	23,374	—	23,374
KT-DSC Creative Economy Youth Start-up Investment Fund	55,827	28.57%	15,951	—	15,951
IGIS No. 395 Professional Investors Private Investment Real Estate Investment LLC	41,663	35.29%	14,705	(4,978)	9,727

(in millions of Korean won)	2025
	Net assets (a)	Percentage of ownership (b)	Share in net assets (c)=(a)x(b)	Intercompany transaction and others (d)	Book amount (c)+(d)

KIF Investment Fund	₩ 584,972	33.33%	194,991	—	194,991
K Bank Inc.	2,170,161	33.72%	731,812	206,405	938,217
Hyundai Robotics Co., Ltd.	283,499	10.00%	28,350	16,601	44,951
Megazone Cloud Corporation	582,381	6.83%	39,767	88,868	128,635
IGIS No. 468-1 General Private Real Estate Investment Company	51,878	44.64%	23,160	—	23,160
KT-DSC Creative Economy Youth Start-up Investment Fund	54,519	28.57%	15,577	3	15,580
IGIS No. 395 Professional Investors Private Investment Real Estate Investment LLC	8,471	35.29%	2,990	4,271	7,261
(5) Due to discontinuance of equity method of accounting, the Group has not recognized loss from associates and joint ventures of ₩10,130 million for the year ended December 31, 2025 (2023: ₩833 million, 2024: ₩1,760 million). The unrecognized accumulated comprehensive loss of associates and joint ventures as of December 31, 2025 is ₩17,396 million (December 31, 2024: ₩7,942 million).